UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont              New York, NY               November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    47

Form 13F Information Table Value Total:    $6,306,778
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------
1.             028-12788             Coatue Offshore Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                       COATUE MANAGEMENT, LLC
                                                         September 30, 2012



COLUMN 1                        COLUMN 2      COLUMN 3     COLUMN 4           COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                     VALUE       SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X1000)     PRN AMT  PRN CALL  DISCRETION  MANGRS     SOLE    SHARED NONE
AKAMAI TECHNOLOGIES INC       COM             00971T101    184,778   4,829,522  SH         DEFINED     1       4,829,522  -     -
AMAZON COM INC                COM             023135106    201,313     791,574  SH         DEFINED     1         791,574  -     -
AMERICAN TOWER CORP NEW       COM             03027X100    112,122   1,570,552  SH         DEFINED     1       1,570,552  -     -
APPLE INC                     COM             037833100    950,450   1,424,738  SH         DEFINED     1       1,424,738  -     -
ATMEL CORP                    COM             049513104     31,331   5,956,396  SH         DEFINED     1       5,956,396  -     -
BAIDU INC                     SPON ADR REP A  056752108     83,215     711,909  SH         DEFINED     1         711,909  -     -
BEST BUY INC                  COM             086516101     25,733   1,496,077  SH         DEFINED     1       1,496,077  -     -
BLOCK H & R INC               COM             093671105     16,259     938,180  SH         DEFINED     1         938,180  -     -
CHIPOTLE MEXICAN GRILL INC    COM             169656105    131,609     414,465  SH         DEFINED     1         414,465  -     -
CLIFFS NATURAL RESOURCES INC  COM             18683K101     54,160   1,384,095  SH         DEFINED     1       1,384,095  -     -
DONNELLEY R R & SONS CO       COM             257867101     15,756   1,486,394  SH         DEFINED     1       1,486,394  -     -
EQUINIX INC                   COM NEW         29444U502    857,884   4,163,477  SH         DEFINED     1       4,163,477  -     -
FACEBOOK INC                  CL A            30303M102     30,324   1,400,000  SH         DEFINED     1       1,400,000  -     -
FIRST SOLAR INC               COM             336433107     64,856   2,928,677  SH         DEFINED     1       2,928,677  -     -
GOOGLE INC                    CL A            38259P508    322,872     427,928  SH         DEFINED     1         427,928  -     -
HAIN CELESTIAL GROUP INC      COM             405217100    119,569   1,897,916  SH         DEFINED     1       1,897,916  -     -
INFORMATICA CORP              COM             45666Q102    137,931   3,957,846  SH         DEFINED     1       3,957,846  -     -
INTUIT                        COM             461202103    137,004   2,326,842  SH         DEFINED     1       2,326,842  -     -
JOY GLOBAL INC                COM             481165108     32,949     587,740  SH         DEFINED     1         587,740  -     -
LEVEL 3 COMMUNICATIONS INC    COM NEW         52729N308     11,695     509,122  SH         DEFINED     1         509,122  -     -
LIBERTY GLOBAL INC            COM SER A       530555101    394,968   6,501,524  SH         DEFINED     1       6,501,524  -     -
LINKEDIN CORP                 COM CL A        53578A108     78,676     653,457  SH         DEFINED     1         653,457  -     -
LIQUIDITY SERVICES INC        COM             53635B107     45,234     900,924  SH         DEFINED     1         900,924  -     -
LOGITECH INTL S A             SHS             H50430232     10,263   1,125,376  SH         DEFINED     1       1,125,376  -     -
MOLYCORP INC DEL              COM             608753109     23,498   2,043,337  SH         DEFINED     1       2,043,337  -     -
NEWS CORP                     CL A            65248E104    312,097  12,736,071  SH         DEFINED     1      12,736,071  -     -
NII HLDGS INC                 CL B NEW        62913F201     56,716   7,243,390  SH         DEFINED     1       7,243,390  -     -
NOKIA CORP                    SPONSORED ADR   654902204     24,074   9,349,126  SH         DEFINED     1       9,349,126  -     -
NUTRI SYS INC NEW             COM             67069D108      7,670     728,383  SH         DEFINED     1         728,383  -     -
PITNEY BOWES INC              COM             724479100     17,071   1,235,204  SH         DEFINED     1       1,235,204  -     -
POLYCOM INC                   COM             73172K104     20,188   2,049,497  SH         DEFINED     1       2,049,497  -     -
PRICELINE COM INC             COM NEW         741503403    324,391     523,997  SH         DEFINED     1         523,997  -     -
QUALCOMM INC                  COM             747525103     45,245     724,272  SH         DEFINED     1         724,272  -     -
QUINSTREET INC                COM             74874Q100      4,418     526,593  SH         DEFINED     1         526,593  -     -
RALPH LAUREN CORP             CL A            751212101     32,999     218,202  SH         DEFINED     1         218,202  -     -
RESEARCH IN MOTION LTD        COM             760975102     19,153   2,553,791  SH         DEFINED     1       2,553,791  -     -
SILICON LABORATORIES INC      COM             826919102     29,814     811,054  SH         DEFINED     1         811,054  -     -
SIRIUS XM RADIO INC           COM             82967N108    130,101  50,232,181  SH         DEFINED     1      50,232,181  -     -
STEC INC                      COM             784774101      6,750   1,000,000  SH         DEFINED     1       1,000,000  -     -
SUPERVALU INC                 COM             868536103     11,353   4,710,629  SH         DEFINED     1       4,710,629  -     -
SYNCHRONOSS TECHNOLOGIES INC  COM             87157B103     10,540     460,247  SH         DEFINED     1         460,247  -     -
TIME WARNER INC               COM NEW         887317303    152,569   3,365,374  SH         DEFINED     1       3,365,374  -     -
TIME WARNER CABLE INC         COM             88732J207    196,402   2,066,083  SH         DEFINED     1       2,066,083  -     -
TRIPADVISOR INC               COM             896945201    196,417   5,964,668  SH         DEFINED     1       5,964,668  -     -
VERISIGN INC                  COM             92343E102     61,299   1,258,966  SH         DEFINED     1       1,258,966  -     -
VIACOM INC NEW                CL B            92553P201     99,124   1,849,670  SH         DEFINED     1       1,849,670  -     -
VIRGIN MEDIA INC              COM             92769L101    473,942  16,109,508  SH         DEFINED     1      16,109,508  -     -





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